Summary of LTV Ratio and DSC Ratios of Mortgage Loan (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	1.93	1.74
Weighted-average LTV ratio	0.60	0.61
Less than 80% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	1.97	1.77
80% - less than 90% [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	1.27	1.22
90% or greater [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average DSC ratio	0.90	1.00
Greater than 1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.60	0.60
1.00-1.10 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.59	0.61
Less than 1.00 [Member]
Summary of loan-to-value ratio and debt service coverage ratios of the commercial mortgage loan portfolio
Weighted-average LTV ratio	0.90	0.91